111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                     June 5, 2015

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust III (the “Trust”) (File Nos. 2-60491 and 811-2794) on behalf of MFS® Global High Yield Fund, MFS® High Income Fund, MFS® High Yield Pooled Portfolio and MFS® Municipal High Income Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 58, (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on May 28, 2015.

Please call the undersigned at (617) 954-4340 or Nick Pirrotta at (617) 954- 5846 with any questions you may have.

                                     Very truly yours,

                                     SUSAN A. PEREIRA
                                     Susan A. Pereira
                                     Vice President & Senior Counsel

SAP/bjn

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